Income taxes - Components of Tax Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Current tax
Tax expense for current year	$ 5,534	$ 4,829
Adjustments for prior years	106	298
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(4)	(4)
Current tax expense income after adjustments	5,636	5,123
Deferred tax
Origination and reversal of temporary difference	(118)	(1,118)
Adjustments for prior years	(235)	(383)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(1)
Deferred tax expense income after adjustments	(354)	(1,501)
Income taxes (recoveries)	5,282	3,622
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	219	302
Provision for credit losses recognized in income	(1)	(3)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	(39)
Unrealized foreign currency translation gains (losses)	1	(11)
Net foreign currency translation gains (losses) from hedging activities	(118)	(195)
Net gains (losses) on derivatives designated as cash flow hedges	287	105
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(255)	(309)
Remeasurement gains(losses) on employee benefit plans	124	202
Net gains(losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(342)	(399)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	39	43
Share-based compensation awards	(36)	(12)
Distributions on other equity instruments and issuance costs	(134)	(69)
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity	(255)	(385)
Total income taxes	$ 5,027	$ 3,237